RELATED PARTY TRANSACTIONS	11 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13.	RELATED PARTY TRANSACTIONS

As of December 31, 2021, the Company had $0 due from/to a related party. Prior to December 31, 2021, the Company had advances due from related parties amounting to $50,500, all of which has been repaid as of December 31, 2021. The related parties were two of the four INC Purchasers (see Note 1) and the advances were used to accommodate the development of the mushroom farm in Olympia, Washington, and for travel-related expenses.